INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAX

	Year Ended December 31,
	2023	2022

Provision/(benefit) at statutory rate	$(2,085,850)	(697,766)
State tax provision/(benefit) net of federal benefit	(557,568)	(165,565)
Change in valuation allowance	2,496,515	929,294
True-Up & Deferred Adjustment	(73,814)	-
Change in tax rate	11,273	(19,027)
Other	209,444	(46,936)
Income tax provision/(benefit)	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

As of December 31, 2023 and 2022, the Company’s deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following:

	Year Ended December 31,
	2023	2022
Deferred tax assets (liabilities):
NOL & AMT credit carryforward	$2,449,401	$1,586,187
Charitable contribution	3,586	-
Fixed assets	(21,083)	(15,414)
Intangible assets	1,995,960	434,547
UNICAP 263a Adjustment	53,284	-
ASC 842 - Lease Accounting	65,172	44,485
Total net deferred tax assets	4,546,320	2,049,805

Valuation allowance	(4,546,320)	(2,049,805)
Net deferred tax assets	$-	$-